Borrowings	12 Months Ended
Dec. 31, 2011
Borrowings
BORROWINGS
NOTE 7 - BORROWINGS
Short-term borrowings at December 31 consist of the following:
	2011	2010
	(In Thousands)

Securities sold under agreements to repurchase	$21,794	$33,110
U.S. Treasury demand notes	-	199
	$21,794	$33,309

The outstanding balances and related information of short-term borrowings are summarized as follows:
	Years Ended December 31,
	2011	2010
	(Dollars In Thousands)

Average balance during the year	$28,521	$26,100
Average interest rate during the year	.32%	.45%
Maximum month-end balance during the year	$32,637	$40,068
Weighted average interest rate at the end of the year	.25%	.37%

Securities sold under agreements to repurchase generally mature within one day to one year from the transaction date. Securities with an amortized cost and fair value of $25,505,000 and $26,003,000 at December 31, 2011 and $34,502,000 and $34,494,000 at December 31, 2010 were pledged as collateral for these agreements. The securities underlying the agreements were under the Company's control.

The Bank maintains a U. S. Treasury tax and loan note option account for the deposit of withholding taxes, corporate income taxes and certain other payments to the federal government. Deposits are subject to withdrawal and are evidenced by an open-ended interest-bearing note. Borrowings under this note option account were $0 and $199,000 at December 31, 2011 and 2010, respectively.

The Company has a line of credit commitment available from the FHLB of Pittsburgh for borrowings of up to $20,000,000 which expires in December 2016. There were no borrowings under this line at December 31, 2011 and 2010. The Company has a line of credit commitment available from Atlantic Central Bankers Bank for $7,000,000 which expires on June 30, 2012.  There were no borrowings under this line of credit at December 31, 2011 and 2010. The Company has a line of credit commitment available which has no expiration date from PNC Bank for $16,000,000. There were no borrowings under this line of credit at December 31, 2011 and December 31, 2010.

Other borrowings consisted of the following at December 31, 2011 and 2010:

	2011	2010
	(In Thousands)
Notes with the FHLB:
Fixed rate note due January 2011 at 5.24%	$—	$3,000
Convertible note due August 2011 at 2.69%	—	10,000
Convertible note due September 2011 at 4.06%	—	5,000
Fixed rate note due October 2012 at 4.37%	5,000	5,000
Convertible note due May 2013 at 3.015%	5,000	5,000
Convertible note due July 2015 at 4.34%	7,670	—
Convertible note due January 2017 at 4.71%	10,000	10,000
	$27,670	$38,000

The convertible notes contain an option which allows the FHLB, at quarterly intervals, to change the note to an adjustable-rate advance at three-month LIBOR plus 16 to 22 basis points. If the notes are converted, the option allows the Bank to put the funds back to the FHLB at no charge.

Contractual maturities of other borrowings at December 31, 2011 are as follows (in thousands):

2012	5,000
2013	5,000
2014	—
2015	7,670
Thereafter	10,000
$27,670

The Bank's maximum borrowing capacity with the FHLB was $222,721,000 of which $27,670,000 was outstanding at December 31, 2011. Advances from the FHLB are secured by qualifying assets of the Bank.